VISIO 2020-1 DEPOSITOR LLC ABS-15G/A

Exhibit 99.14

Data Compare
Run Date - 7/10/2020 9:00:13 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment